CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 28,684	$ (16,940)	$ 29,972
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	52,872	52,441	47,283
Depreciation and amortization from discontinued operations	19,206	21,282	20,276
Gain on sale of real estate, land, other investments and discontinued operations	(6,093)	(6,948)	(6,885)
Gain on involuntary conversion	0	(2,480)	(5,084)
Impairment of real estate investments	6,105	44,426	305
Share-based compensation expense	2,215	0	0
Bad debt expense	967	434	665
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(64)	(2,293)	(2,733)
Decrease in accounts receivable	4,058	1,880	689
Increase in prepaid and other assets	(150)	(555)	(693)
Decrease (increase) in tax, insurance and other escrow	1,445	(1,046)	(325)
Increase in deferred charges and leasing costs	(2,300)	(4,708)	(5,946)
Increase in accounts payable, accrued expenses and other liabilities	7,234	7,021	194
Net cash provided by operating activities	114,179	92,514	77,718
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	1,168	991	2,037
Payments for real estate deposits	(3,512)	(940)	(1,970)
Decrease in other investments	0	314	0
Decrease in lender holdbacks for improvements	10,738	3,780	1,891
Increase in lender holdbacks for improvements	(1,204)	(11,045)	(2,466)
Proceeds from sale of discontinued operations	0	78,879	20,009
Proceeds from sale of real estate and other investments	73,835	682	95
Insurance proceeds received	2,678	2,491	6,211
Payments for acquisitions of real estate assets	(38,704)	(38,283)	(76,020)
Payments for development and re-development of real estate assets	(189,091)	(123,744)	(57,649)
Payments for improvements of real estate assets	(22,986)	(26,814)	(17,331)
Payments for improvements of real estate assets from discontinued operations	(9,329)	(8,145)	(8,949)
Net cash used by investing activities	(176,407)	(121,834)	(134,142)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	90,749	50,333	85,230
Principal payments on mortgages payable	(127,622)	(101,867)	(104,976)
Proceeds from revolving line of credit and other debt	55,000	12,500	20,500
Principal payments on revolving line of credit and other debt	(17,000)	0	(49,500)
Proceeds from construction debt	93,643	55,199	23,762
Principal payments on construction debt	(12,685)	(17,443)	(5,911)
Proceeds from financing liability	0	7,900	0
Proceeds from sale of common shares, net of issue costs	0	0	55,433
Proceeds from sale of common shares under distribution reinvestment and share purchase program	48,701	41,194	30,707
Proceeds from underwritten Public Offering of Preferred Shares - Series B, net of offering costs	0	0	111,357
Proceeds from noncontrolling partner - consolidated real estate entities	2,284	994	0
Payments for acquisition of noncontrolling interests - consolidated real estate entities	0	(2,505)	0
Distributions paid to common shareholders, net of reinvestment of $15,519, $13,965 and $11,802, respectively	(45,728)	(40,764)	(36,463)
Distributions paid to preferred shareholders	(11,514)	(11,514)	(8,467)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $636, $634 and $614, respectively	(7,971)	(10,649)	(10,371)
Distributions paid to noncontrolling interests - consolidated real estate entities	(3,926)	(924)	(733)
Net cash provided (used) by financing activities	63,931	(17,546)	110,568
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,703	(46,866)	54,144
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	47,267	94,133	39,989
CASH AND CASH EQUIVALENTS AT END OF YEAR	48,970	47,267	94,133
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Distribution reinvestment plan	15,519	13,965	11,802
Operating partnership distribution reinvestment plan	636	634	614
Operating partnership units converted to shares	41,264	4,353	1,551
Real estate assets acquired through the issuance of operating partnership units	800	3,480	12,632
Real estate assets acquired through assumption of indebtedness and accrued costs	12,169	0	12,500
Mortgages included in real estate dispositions	0	0	5,887
Increase (decrease) to accounts payable included within real estate investments	5,116	1,767	2,502
Real estate assets contributed by noncontrolling interests - consolidated real estate entities	6,624	2,901	12,415
Involuntary conversion of assets due to flood and fire damage	0	7,052	107
Construction debt reclassified to mortgages payable	0	0	13,650
Forfeiture of note payable in conjunction with sale of property	0	600	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest, net of amounts capitalized of $4,903, $2,855 and $742, respectively	$ 51,283	$ 54,071	$ 60,357